Staff Costs and Directors' Emoluments - Summary of Average Number of Employees (Detail) - Costs by employer [member]	12 Months Ended
	Dec. 31, 2018 Employee	Dec. 31, 2017 Employee	Dec. 31, 2016 Employee
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	35,330	34,790	34,023
Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	7,598	6,658	6,587
Costs are borne by the System Fund [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	5,214	5,555	5,434
Costs are reimbursed [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	22,518	22,577	22,002
Americas [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	2,225	2,149	2,121
EMEAA [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	3,255	2,267	2,380
Greater China [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	324	294	299
Central [member] | Costs borne by IHG [member]
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,794	1,948	1,787